Share capital - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Automatic share repurchase plan liability	$ 15,996	$ 18,297